UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [X][1]; Amendment Number: _1__
 This Amendment (Check only one.):  [X] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Weiss Asset Management LP[1]
Address: 29 Commonwealth Avenue, 10th Floor,
   Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Daniel Bradford
Title: General Counsel
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Daniel BradfordBoston, MA    July 8, 2010
----------------------------- --------------------- -------------------------
   [Signature]    [City, State]     [Date]

[1 ]This amendment replaces the form 13F-HR filed on February 13, 2010 which omitted a security due to administrative error
[2] Prior to February 1, 2010, Weiss Asset Management LP was structured as a limited liability company named Weiss Capital LLC, and reported holdings of one private investment company (the "Company"), for which it served as investment manager. On February 1, 2010, Weiss Capital LLC converted to limited partnership form, changed its name to Weiss Asset Management LP, and was also appointment as the investment manager to an additional entity, a private investment partnership (the "Partnership"). Since February 1, 2010, Weiss Asset Management LP has served as the investment manager to both the Company and the Partnership, and therefore, the holdings on this Schedule 13F include the securities beneficially owned by the Company and the Partnership. The holdings of the Partnership previously were reported by BIP GP LLC (f/k/a Weiss Asset Management LLC), which is the general partner of the Partnership.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   97

Form 13F Information Table Value Total: $ 270,941
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279         Andrew Weiss
2   028-12910         BIP GP LLC

COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5                   COLUMN 6       COLUMN 7 COLUMN 8
                                             AMOUNT AND TYPE OF SECURITY                                      VOTING AUTHORITY
                                             VALUE        SHR OR                     INVESTMENT     OTHER
NAME OF ISSUER        TITLE OF     CUSIP     (x$1000)     PRN AMT    SH/PRN PUT/CALL DISCRETION     MANAGERS SOLE        SHARED NONE
                      CLASS
ACE LTD               SHS          H0023R105          420      8,026 SH              SHARED-DEFINED        1       8,026        0
ADVANCED              SPONSORED    00756M404        2,906    641,558 SH              SHARED-DEFINED        1     641,558        0
SEMICONDUCTOR ENGR    ADR
ADVENT CLAYMORE CV    COM          00764C109          410     24,400 SH              SHARED-DEFINED        1      24,400        0
SECS & IN
AFLAC INC             COM          001055102          608     11,195 SH              SHARED-DEFINED        1      11,195        0
ALEXANDRIA REAL       COM          015271109          304      4,503 SH              SHARED-DEFINED        1       4,503        0
ESTATE EQ IN
ALLSTATE CORP         COM          020002101          416     12,861 SH              SHARED-DEFINED        1      12,861        0
AMERICAN EXPRESS CO   COM          025816109        1,027     24,888 SH              SHARED-DEFINED        1      24,888        0
AMERICAN INTL GROUP   COM NEW      026874784        2,047     59,959 SH              SHARED-DEFINED        1      59,959        0
INC
AMERIPRISE FINL INC   COM          03076C106          235      5,182 SH              SHARED-DEFINED        1       5,182        0
ANNALY CAP MGMT INC   COM          035710409          372     21,680 SH              SHARED-DEFINED        1      21,680        0
AON CORP              COM          037389103          414      9,698 SH              SHARED-DEFINED        1       9,698        0
AU OPTRONICS CORP     SPONSORED    002255107        6,969    615,098 SH              SHARED-DEFINED        1     615,098        0
                      ADR
BANK OF AMERICA       COM          060505104        2,742    153,639 SH              SHARED-DEFINED        1     153,639        0
CORPORATION
BANK OF NEW YORK      COM          064058100          845     27,376 SH              SHARED-DEFINED        1      27,376        0
MELLON CORP
BARCLAYS BANK PLC     ETN          06739H255        2,295     58,168 SH              SHARED-DEFINED        1      58,168        0
                      DJUBSPLATM38
BARCLAYS BANK PLC     ETN DJUBS    06739H644          366     38,537 SH              SHARED-DEFINED        1      38,537        0
                      NAT37
BB&T CORP             COM          054937107          429     13,258 SH              SHARED-DEFINED        1      13,258        0
BOSTON PROPERTIES INC COM          101121101          207      2,747 SH              SHARED-DEFINED        1       2,747        0
BROOKFIELD PPTYS CORP COM          112900105          293     19,097 SH              SHARED-DEFINED        1      19,097        0
CAPITAL ONE FINL CORP COM          14040H105          387      9,351 SH              SHARED-DEFINED        1       9,351        0
CARE INVESTMENT TRUST COM          141657106        3,337    374,132 SH              SHARED-DEFINED        1     374,132        0
INC
CHUBB CORP            COM          171232101          444      8,562 SH              SHARED-DEFINED        1       8,562        0
CHUNGHWA TELECOM CO   SPON ADR     17133Q106        4,803    247,207 SH              SHARED-DEFINED        1     247,207        0
LTD                   NEW10
CITIGROUP INC         COM          172967101          530    130,869 SH              SHARED-DEFINED        1     130,869        0
CME GROUP INC         COM          12572Q105          511      1,617 SH              SHARED-DEFINED        1       1,617        0
COHEN & STEERS        COM          19248A109          441     29,644 SH              SHARED-DEFINED        1      29,644        0
INFRASTRUCTUR
COMPANHIA SIDERURGICA SPONSORED    20440W105        2,520     63,100 SH              SHARED-DEFINED        1      63,100        0
NACION                ADR
DISCOVER FINL SVCS    COM          254709108          171     11,457 SH              SHARED-DEFINED        1      11,457        0
EDCI HLDGS INC        COM          268315108          391    115,422 SH              SHARED-DEFINED        1     115,422        0
ELLSWORTH FUND LTD    COM          289074106           81     11,900 SH              SHARED-DEFINED        1      11,900        0
EQUITY RESIDENTIAL    SH BEN INT   29476L107          255      6,518 SH              SHARED-DEFINED        1       6,518        0
FIFTH THIRD BANCORP   COM          316773100          170     12,550 SH              SHARED-DEFINED        1      12,550        0
FRANKLIN RES INC      COM          354613101          419      3,777 SH              SHARED-DEFINED        1       3,777        0
GERDAU S A            SPONSORED    373737105          958     58,798 SH              SHARED-DEFINED        1      58,798        0
                      ADR
GOLDMAN SACHS GROUP   COM          38141G104        1,727     10,119 SH              SHARED-DEFINED        1      10,119        0
INC
HARTFORD FINL SVCS    COM          416515104          222      7,813 SH              SHARED-DEFINED        1       7,813        0
GROUP INC
HCP INC               COM          40414L109          277      8,408 SH              SHARED-DEFINED        1       8,408        0
HOST HOTELS & RESORTS COM          44107P104          178     12,183 SH              SHARED-DEFINED        1      12,183        0
INC
HUDSON CITY BANCORP   COM          443683107          163     11,513 SH              SHARED-DEFINED        1      11,513        0
ICICI BK LTD          ADR          45104G104        5,081    119,000 SH              SHARED-DEFINED        1     119,000        0
INFOSYS TECHNOLOGIES  SPONSORED    456788108       10,892    185,200 SH              SHARED-DEFINED        1     185,200        0
LTD                   ADR
INVESCO LTD           SHS          G491BT108          204      9,330 SH              SHARED-DEFINED        1       9,330        0
ISHARES INC           MSCI BRAZIL  464286400       37,129    504,200 SH              SHARED-DEFINED        1     504,200        0
ISHARES INC           MSCI BRIC    464286657          860     18,534 SH              SHARED-DEFINED        1      18,534        0
                      INDX
ISHARES INC           MSCI         464286673       20,329  1,767,732 SH              SHARED-DEFINED        1   1,767,732        0
                      SINGAPORE
ISHARES INC           MSCI TAIWAN  464286731       52,369  4,172,831 SH              SHARED-DEFINED        1   4,172,831        0
ISHARES INC           MSCI GERMAN  464286806          272     12,459 SH              SHARED-DEFINED        1      12,459        0
ISHARES INC           MSCI         464286830       10,105    865,184 SH              SHARED-DEFINED        1     865,184        0
                      MALAYSIA
ISHARES INC           MSCI HONG    464286871        1,345     82,587 SH              SHARED-DEFINED        1      82,587        0
                      KONG
ISHARES S&P GSCI      UNIT BEN INT 46428R107        6,256    200,768 SH              SHARED-DEFINED        1     200,768        0
COMMODITY I
ISHARES TR            HIGH YLD     464288513        7,467     84,500 SH              SHARED-DEFINED        1      84,500        0
                      CORP
ISHARES TR INDEX      MSCI EMERG   464287234       22,859    542,677 SH              SHARED-DEFINED        1     542,677        0
                      MKT
ITAU UNIBANCO HLDG SA SPON ADR REP 465562106        2,428    110,400 SH              SHARED-DEFINED        1     110,400        0
                      PF
JPMORGAN CHASE & CO   COM          46625H100        4,000     89,396 SH              SHARED-DEFINED        1      89,396        0
KEYCORP NEW           COM          493267108           92     11,807 SH              SHARED-DEFINED        1      11,807        0
KIMCO REALTY CORP     COM          49446R109          173     11,065 SH              SHARED-DEFINED        1      11,065        0
LOEWS CORP            COM          540424108          316      8,483 SH              SHARED-DEFINED        1       8,483        0
MACK CALI RLTY CORP   COM          554489104          243      6,903 SH              SHARED-DEFINED        1       6,903        0
MARKET VECTORS ETF TR BRAZL SMCP   57060U613        2,115     46,275 SH              SHARED-DEFINED        1      46,275        0
                      ETF
MARSH & MCLENNAN COS  COM          571748102          299     12,258 SH              SHARED-DEFINED        1      12,258        0
INC
MASTERCARD INC        CL A         57636Q104          488      1,922 SH              SHARED-DEFINED        1       1,922        0
METLIFE INC           COM          59156R108          525     12,111 SH              SHARED-DEFINED        1      12,111        0
MFA FINANCIAL INC     COM          55272X102           75     10,191 SH              SHARED-DEFINED        1      10,191        0
MORGAN STANLEY        COM NEW      617446448          687     23,449 SH              SHARED-DEFINED        1      23,449        0
NFJ DIVID INT & PREM  COM SHS      65337H109          310     19,600 SH              SHARED-DEFINED        1      19,600        0
STRTGY
NORTHERN TR CORP      COM          665859104          296      5,352 SH              SHARED-DEFINED        1       5,352        0
PETROLEO BRASILEIRO   SP ADR NON   71654V101        3,544     89,505 SH              SHARED-DEFINED        1      89,505        0
SA PETRO              VTG
PETROLEO BRASILEIRO   SPONSORED    71654V408        5,224    117,392 SH              SHARED-DEFINED        1     117,392        0
SA PETRO              ADR
PLUM CREEK TIMBER CO  COM          729251108          350      9,004 SH              SHARED-DEFINED        1       9,004        0
INC
PNC FINL SVCS GROUP   COM          693475105          610     10,211 SH              SHARED-DEFINED        1      10,211        0
INC
PRICE T ROWE GROUP    COM          74144T108          344      6,253 SH              SHARED-DEFINED        1       6,253        0
INC
PROGRESSIVE CORP OHIO COM          743315103          289     15,150 SH              SHARED-DEFINED        1      15,150        0
PROLOGIS              SH BEN INT   743410102          242     18,355 SH              SHARED-DEFINED        1      18,355        0
PRUDENTIAL FINL INC   COM          744320102          618     10,216 SH              SHARED-DEFINED        1      10,216        0
PUBLIC STORAGE        COM          74460D109          281      3,059 SH              SHARED-DEFINED        1       3,059        0
QIAO XING MOBILE COMM SHS          G73031109                         SH              SHARED-DEFINED        1                    0
CO LTD                                              3,422  1,462,181                                         3,059
REGIONS FINANCIAL     COM          7591EP100          131     16,661 SH              SHARED-DEFINED        1      16,661        0
CORP NEW
SCHWAB CHARLES CORP   COM          808513105          391     20,898 SH              SHARED-DEFINED        1      20,898        0
NEW
SILICONWARE PRECISION SPONSD ADR   827084864        3,036    505,200 SH              SHARED-DEFINED        1     505,200        0
INDS L                SPL
SIMON PPTY GROUP INC  COM          828806109          469      5,590 SH              SHARED-DEFINED        1       5,590        0
NEW
SK TELECOM LTD        SPONSORED    78440P108        3,450    199,900 SH              SHARED-DEFINED        1     199,900        0
                      ADR
SLM CORP              COM          78442P106          140     11,205 SH              SHARED-DEFINED        1      11,205        0
SMALL CAP PREM & DIV  COM          83165P101        3,712    368,263 SH              SHARED-DEFINED        1     368,263        0
INCM FD
SPDR S&P 500 ETF TR   UNIT SER 1   78462F103        2,064     17,644 SH              SHARED-DEFINED        1      17,644        0
                      S&P
STATE STR CORP        COM          857477103          466     10,313 SH              SHARED-DEFINED        1      10,313        0
SUNTRUST BKS INC      COM          867914103          224      8,379 SH              SHARED-DEFINED        1       8,379        0
TAIWAN GREATER CHINA  SH BEN INT   874037104        1,063    167,854 SH              SHARED-DEFINED        1     167,854        0
FD
TAUBMAN CTRS INC      COM          876664103          207      5,192 SH              SHARED-DEFINED        1       5,192        0
TRAVELERS COMPANIES   COM          89417E109          756     14,013 SH              SHARED-DEFINED        1      14,013        0
INC
UBS AG JERSEY BRH     LONG PLATN   902641786          548     27,800 SH              SHARED-DEFINED        1      27,800        0
                      ETN18
US BANCORP DEL        COM NEW      902973304        1,071     41,396 SH              SHARED-DEFINED        1      41,396        0
VALE S A              ADR          91912E105        1,976     61,400 SH              SHARED-DEFINED        1      61,400        0
VALE S A              ADR REPSTG   91912E204        3,270    117,800 SH              SHARED-DEFINED        1     117,800        0
                      PFD
VISA INC              COM CL A     92826C839          973     10,690 SH              SHARED-DEFINED        1      10,690        0
VORNADO RLTY TR       SH BEN INT   929042109          262      3,455 SH              SHARED-DEFINED        1       3,455        0
WELLS FARGO & CO NEW  COM          949746101        3,007     96,623 SH              SHARED-DEFINED        1      96,623        0
WESTERN UN CO         COM          959802109          290     17,127 SH              SHARED-DEFINED        1      17,127        0